Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
17)    Inventories

	December 31, 2023	December 31, 2022
	€m	€m
Raw materials and consumables	125.6	134.2
Work in progress	67.0	64.6
Finished goods and goods for resale	253.8	258.3
Total inventories	446.4	457.1
As at December 31, 2023, the carrying value of inventory includes a hedge accounting basis adjustment which reduces the value of inventory by €0.4 million (year ended December 31, 2022: reduction of €8.4 million). This has been applied to the three inventory categories above.
During the year ended December 31, 2023, €13.6 million (year ended December 31, 2022: €11.5 million, year ended December 31, 2021: €8.3 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.